                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07927

Morgan Stanley Financial Services Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                        (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: November 30, 2006

Date of reporting period: May 31, 2007

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Financial Services Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.
Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report
For the six months ended November 30, 2006

Total Return for the 6 Months Ended November 30, 2006

Class A	Class B	Class C	Class D	S&P 500® Financials Index[1]	S&P 500® Index[2]	Lipper Financial Services Funds Index[3]
12.73%	12.31%	12.27%	12.80%	10.61%	11.33%	8.40%

The performance of the Fund’s four share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

Volatility characterized the broad equity markets for the six months ended November 30, 2006. The reporting period began in the aftermath of a significant market sell-off following the Fed’s 16th consecutive federal funds rate increase. The anxieties that prompted the sell-off – namely, rising oil and commodities prices, continual increases in long-term interest rates, troubling data in the April and May Consumer Price Index (CPI) and disquieting comments made by the new Chairman of the Federal Open Market Committee (the ‘‘Fed’’) on the state of the economy – remained with investors throughout most of June, despite a late-month stock rally. The Fed did raise rates for the 17th consecutive time at its June 29th meeting, but language issued by the Fed suggested that additional increases may not occur. Despite this hopeful news, the markets in July were plagued with uncertainties as oil prices surged to new historic highs, geopolitical conflicts flared up in North Korea and the Middle East, and second quarter gross domestic product (GDP) growth data was lower than expected. By August, however, the markets once again entered positive territory due to the stable headline inflation data, better-than-expected retail sales numbers, declining oil prices and quieter news on the domestic and international scenes. Moreover, the Fed refrained from raising the federal fund rates after its June meeting, and this pause was well-received by investors. Market sentiment continued to be generally positive through the end of the period and consumer confidence improved amid lower energy and gasoline prices and generally solid third quarter corporate earnings reports. While evidence of an economic slowdown (e.g., housing data falling at an accelerated pace, oil prices slowly rising, lower revised second quarter gross domestic product growth and third quarter gross domestic product falling short of expectations) became more apparent towards the end of the reporting period, the overall relatively stable economic environment seemed to make the likelihood of a ‘‘soft landing’’ in the near term more possible than a recession.

In this market environment, the financial services sector underperformed relative to the broad market. The inverted yield curve was a key negative for the sector during most of the period. While offset by better than expected credit performance at many companies, uncertainty regarding the future rate and credit environment had generally a negative impact on financial stocks. Investors continue to worry about the future shape of the yield curve, the outlook for the level of rates and the potential for worsening credit in 2007.

Certain areas of the sector, however, rebounded strongly with the broader market. For example, investment banking and brokerage stocks benefited from the market strength in general, as well as strength in mergers and acquisitions activities as well as trading volumes in particular. In the insurance industry, some companies performed strongly due to a combination of strong pricing and a relatively quiet 2006 hurricane season.

Performance Analysis

Morgan Stanley Financial Services Trust outperformed the S&P 500® Financials Index, the S&P 500® Index and the Lipper Financial Services Funds Index for the six months ended November 30, 2006, assuming no deduction of applicable sales charges.

The Fund’s outperformance relative to the S&P 500 Financials Index during the period was primarily due to stock selection, while industry allocations provided additional benefits. Stock selection in the property and casualty insurance, consumer finance and mortgage finance industries yielded strong returns. Stock picking also contributed positively to the Fund’s overall performance in areas including specialized finance, investment banking and brokerage and diversified banks. An overweight allocation within the investment banking and brokerage stocks segments also proved advantageous for the Fund, as did an underweight allocation in both diversified and regional banks.

Areas of weakness for the Fund included stock selection in certain multi-line insurance companies, regional banks and other diversified financial services firms. The Fund’s underweight allocations in both real estate investment trusts (REITs) and multi-line insurance companies also detracted from overall performance.

At the end of the six-month period, the Fund maintained its overweighting in capital markets related stocks, due to the investment manager’s positive assessment of the long-term growth opportunities for these securities. The Fund continues to overweight government sponsored entities based on the manager’s evaluation of the fundamental and political environment for these companies. As of the end of this period, the Fund’s bank holdings included large diversified banks with, in the manager’s view, solid reserve positions and attractive valuations. Within the insurance sector, the Fund had exposure to a variety of industries.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS
Citigroup, Inc.	7.3%
Bank of America Corp.	6.8
American Express Co.	6.1
Fannie Mae	4.9
Freddie Mac	4.4
Greenhill & Co., Inc.	4.2
Ameriprise Financial, Inc.	3.9
Merrill Lynch & Co., Inc.	3.7
Marsh & McLennan Companies, Inc.	3.6
Bank of New York Co., Inc. (The)	3.3

TOP FIVE INDUSTRIES
Investment Banks/Brokers	22.1%
Financial Conglomerates	19.1
Major Banks	13.6
Property/Casualty Insurance	9.4
Finance/Rental/Leasing	9.3

Data as of November 30, 2006. Subject to change daily. All percentages for top 10 holdings and top five industries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in a diversified portfolio of common stocks and other equity securities of companies engaged in financial services and related industries. These companies include businesses such as asset management companies, securities brokerage firms, financial planning, banks, insurance companies, leasing companies, government-sponsored agencies, credit and finance companies, financial publishing and news services, credit research and rating services, financial advertising, and financial equipment and technology companies. A company will be considered engaged in financial services or related industries if it derives at least 35 percent of its revenues or earnings from those industries or it devotes at least 35 percent of its assets to those industries.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns — Period Ended November 30, 2006

	Class A Shares* (since 07/28/97)		Class B Shares** (since 02/26/97)		Class C Shares† (since 07/28/97)		Class D Shares†† (since 07/28/97)
Symbol	FSVAX		FSVBX		FSVCX		FSVDX
1 Year	16.45%	[4]	15.61%	[4]	15.55%	[4]	16.69%	[4]
	10.34	[5]	10.65	[5]	14.56	[5]	—
5 Years	9.52	[4]	8.71	[4]	8.76	[4]	9.78	[4]
	8.35	[5]	8.42	[5]	8.76	[5]	—
Since Inception	11.02	[4]	11.30	[4]	10.21	[4]	11.21	[4]
	10.38	[5]	11.30	[5]	10.21	[5]	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.
*	The maximum front-end sales charge for Class A is 5.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
(1)	The Standard & Poor’s (S&P) 500® Financials Index is a market capitalization weighted index consisting of financial sector stocks in the S&P 500® and is designed to measure the performance of the financial sector. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index. The Fund’s primary benchmark is being changed from the S&P 500 Index to the S&P 500 Financial Index to more accurately reflect the Fund’s investible universe. The S&P 500 Index will be listed as a secondary benchmark.
(2)	The Standard & Poor’s 500 Index (S&P 500®) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(3)	The Lipper Financial Services Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Financial Services Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.
(4)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(5)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund’s current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 06/01/06 – 11/30/06.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	06/01/06	11/30/06	06/01/06 – 11/30/06
Class A
Actual (12.73% return)	$1,000.00	$1,127.30	$7.15
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.35	$6.78
Class B
Actual (12.31% return)	$1,000.00	$1,123.10	$11.12
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.59	$10.56
Class C
Actual (12.27% return)	$1,000.00	$1,122.70	$11.12
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.59	$10.56
Class D
Actual (12.80% return)	$1,000.00	$1,128.00	$5.81
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.60	$5.52

*	Expenses are equal to the Fund’s annualized expense ratios of 1.34%, 2.09%, 2.09% and 1.09% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Morgan Stanley Financial Services Trust

Portfolio of Investments November 30, 2006 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (99.3%)
	Data Processing Services (1.8%)
136,690	Western Union Co.*	$3,116,532
	Finance/Rental/Leasing (9.3%)
148,400	Fannie Mae	8,463,252
113,200	Freddie Mac	7,602,512
		16,065,764
	Financial Conglomerates (19.1%)
178,800	American Express Co.	10,499,136
253,800	Citigroup, Inc.	12,585,942
56,400	JPMorgan Chase & Co.	2,610,192
36,400	State Street Corp.	2,261,532
81,600	UBS AG (Switzerland)*	4,913,952
		32,870,754
	Financial Publishing/Services (6.0%)
33,200	Dun & Bradstreet Corp.* (a)	2,729,704
72,800	Moody’s Corp.	5,058,144
58,800	Morningstar, Inc.* (a)	2,634,240
		10,422,088
	Insurance Brokers/Services (3.6%)
197,200	Marsh & McLennan Companies, Inc.	6,196,024
	Investment Banks/Brokers (22.1%)
124,600	Ameriprise Financial, Inc.	6,740,860
150,000	Evercore Partners, Inc. (Class A)* (a)	5,533,500
23,200	Goldman Sachs Group, Inc. (The)	4,519,360
102,800	Greenhill & Co., Inc. (a)	7,166,188
72,200	Merrill Lynch & Co., Inc.	6,312,446
129,300	Option Express Holdings, Inc. (a)	3,727,719
232,500	TD AmeriTrade Holding Corp.* (a)	4,082,700
		38,082,773
	Investment Managers (5.5%)
192,700	Calamos Asset Management Inc. (Class A)	$5,295,396
209,100	Janus Capital Group, Inc.* (a)	4,236,366
		9,531,762
	Life/Health Insurance (3.4%)
74,000	Genworth Financial Inc. (Class A)	2,427,200
59,700	MetLife, Inc.	3,506,181
		5,933,381
	Major Banks (13.6%)
217,953	Bank of America Corp.	11,736,769
159,700	Bank of New York Co., Inc. (The)	5,675,738
23,120	Raiffeisen International Bank Holdings	2,719,478
93,700	Wells Fargo & Company	3,301,988
		23,433,973
	Multi-Line Insurance (2.0%)
40,100	Hartford Financial Services Group, Inc. (The)	3,438,976
	Property – Casualty Insurers (9.4%)
1,200	Berkshire Hathaway Inc. (Class B)* (a)	4,266,000
96,000	St. Paul Travelers Companies, Inc. (The)	4,973,760
33,100	Transatlantic Holdings, Inc.	2,048,228
69,300	XL Capital Ltd. (Class A) (Cayman Islands)	4,928,616
		16,216,604
	Regional Banks (3.5%)
99,600	Fifth Third Bancorp (a)	3,927,228
52,300	First Republic Bank (a)	2,098,276
		6,025,504
	Total Common Stocks (Cost $135,018,790)	171,334,135

See Notes to Financial Statements

Morgan Stanley Financial Services Trust

Portfolio of Investments November 30, 2006 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	Short-Term Investments (17.5%)
	Security Purchased from Securities
	Lending Collateral (16.0%)
$27,712	The Bank of New York Institutional Cash Reserve Fund (Cost $27,711,690)	$27,711,690
	Repurchase Agreement (1.5%)
2,613	Joint repurchase agreement account 5.295% due 12/01/06 (dated 11/30/06; proceeds $2,613,384) (b) (Cost $2,613,000)	2,613,000

Total Short-Term Investments (Cost $30,324,690)		30,324,690
Total Investments (Cost $165,343,480) (c)	116.8%	201,658,825
Liabilities in Excess of Other Assets	(16.8)	(29,067,781)
Net Assets	100.0%	$172,591,044

*	Non-income producing security.
(a)	All or a portion of this security was on loan at November 30, 2006.
(b)	Collateralized by federal agency and U.S. Treasury obligations.
(c)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $36,317,137 and the aggregate gross unrealized depreciation is $1,792, resulting in net unrealized appreciation of $36,315,345.

Summary of Investments

INDUSTRY	VALUE	PERCENT OF NET ASSETS
Investment Banks/Brokers	$38,082,773	22.1%
Financial Conglomerates	32,870,754	19.1
Collateral on Loaned Securities	27,711,690	16.0
Major Banks	23,433,973	13.6
Property – Casualty Insurers	16,216,604	9.4
Finance/Rental/Leasing	16,065,764	9.3
Financial Publishing/Services	10,422,088	6.0
Investment Managers	9,531,762	5.5
Insurance Brokers/Services	6,196,024	3.6
Regional Banks	6,025,504	3.5
Life/Health Insurance	5,933,381	3.4
Multi-Line Insurance	3,438,976	2.0
Data Processing Services	3,116,532	1.8
Repurchase Agreement	2,613,000	1.5
	$201,658,825	116.8%

See Notes to Financial Statements

Morgan Stanley Financial Services Trust

Financial Statements

Statement of Assets and Liabilities

November 30, 2006 (unaudited)

Assets:
Investments in securities, at value (cost $165,343,480) (Including $27,100,811 of securities loaned)	$201,658,825
Cash	12,655
Receivable for:
Dividends	237,851
Shares of beneficial interest sold	71,928
Foreign withholding taxes reclaimed	5,319
Interest	384
Prepaid expenses and other assets	6,246
Total Assets	201,993,208
Liabilities:
Collateral on securities loaned at value	27,711,690
Payable for:
Investments purchased	1,338,941
Shares of beneficial interest redeemed	102,502
Investment advisory fee	95,892
Distribution fee	79,007
Transfer agent fee	19,148
Administration fee	11,450
Accrued expenses and other payables	43,534
Total Liabilities	29,402,164
Net Assets	$172,591,044
Composition of Net Assets:
Paid-in-capital	$98,662,153
Net unrealized appreciation	36,315,578
Accumulated undistributed net investment income	1,912,448
Accumulated undistributed net realized gain	35,700,865
Net Assets	$172,591,044
Class A Shares:
Net Assets	$96,214,946
Shares Outstanding (unlimited authorized, $.01 par value)	6,172,769
Net Asset Value Per Share	$15.59
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$16.45
Class B Shares:
Net Assets	$63,168,966
Shares Outstanding (unlimited authorized, $.01 par value)	4,412,614
Net Asset Value Per Share	$14.32
Class C Shares:
Net Assets	$7,545,625
Shares Outstanding (unlimited authorized, $.01 par value)	524,935
Net Asset Value Per Share	$14.37
Class D Shares:
Net Assets	$5,661,507
Shares Outstanding (unlimited authorized, $.01 par value)	356,864
Net Asset Value Per Share	$15.86

See Notes to Financial Statements

Morgan Stanley Financial Services Trust

Financial Statements continued

Statement of Operations

For the six months ended November 30, 2006 (unaudited)

Net Investment Income:
Income
Dividends (net of $6,260 foreign withholding tax)	$1,512,817
Interest	76,607
Income from securities loaned – net	3,383
Total Income	1,592,807
Expenses
Investment advisory fee	573,377
Distribution fee (Class A shares)	113,003
Distribution fee (Class B shares)	331,435
Distribution fee (Class C shares)	38,206
Transfer agent fees and expenses	161,545
Administration fee	68,463
Shareholder reports and notices	37,984
Professional fees	34,309
Registration fees	30,290
Custodian fees	13,305
Trustees’ fees and expenses	1,861
Other	10,430
Total Expenses	1,414,208
Less: expense offset	(776)
Net Expenses	1,413,432
Net Investment Income	179,375
Net Realized and Unrealized Gain:
Net Realized Gain on:
Investments	13,585,192
Foreign exchange transactions	32,817
Net Realized Gain	13,618,009
Net Change in Unrealized Appreciation/Depreciation on:
Investments	6,223,673
Translation of forward foreign currency contract, other assets and liabilities denominated in foreign currencies	261
Net Appreciation	6,223,934
Net Gain	19,841,943
Net Increase	$20,021,318

See Notes to Financial Statements

Morgan Stanley Financial Services Trust

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED NOVEMBER 30, 2006	FOR THE YEAR ENDED MAY 31, 2006
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$179,375	$1,802,582
Net realized gain	13,618,009	37,468,274
Net change in unrealized appreciation/depreciation	6,223,934	(9,789,413)
Net Increase	20,021,318	29,481,443
Dividends and Distributions to Shareholders from:
Net Investment Income
Class A shares	—	(781,707)
Class D shares	—	(222,104)
Net Realized Gain
Class A shares	—	(10,650,929)
Class B shares	—	(14,432,456)
Class C shares	—	(1,290,755)
Class D shares	—	(2,895,909)
Total Dividends and Distributions	—	(30,273,860)
Net decrease from transactions in shares of beneficial interest	(23,963,627)	(55,549,403)
Net Decrease	(3,942,309)	(56,341,820)
Net Assets:
Beginning of period	176,533,353	232,875,173
End of Period (Including accumulated undistributed net investment income of $1,912,448 and $1,733,073, respectively)	$172,591,044	$176,533,353

See Notes to Financial Statements

Morgan Stanley Financial Services Trust

Notes to Financial Statements November 30, 2006 (unaudited)

1.   Organization and Accounting Policies

Morgan Stanley Financial Services Trust (the ‘‘Fund’’) is registered under the Investment Company Act of 1940, as amended (the ‘‘Act’’), as a non-diversified, open-end management investment company. The Fund’s investment objective is long-term capital appreciation. The Fund was organized as a Massachusetts business trust on November 8, 1996 and commenced operations on February 26, 1997. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (‘‘NYSE’’) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the ‘‘Investment Adviser’’) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur

Morgan Stanley Financial Services Trust

Notes to Financial Statements November 30, 2006 (unaudited) continued

during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund’s custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E.   Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts (‘‘forward contracts’’) are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and

Morgan Stanley Financial Services Trust

Notes to Financial Statements November 30, 2006 (unaudited) continued

losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F.   Security Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent.

The value of loaned securities and related collateral outstanding at November 30, 2006 were $27,100,811 and $27,711,690, respectively. The Fund received cash collateral which was subsequently invested in the Bank of New York Institutional Cash Reserve Fund as reported in the portfolio of investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

G.   Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

I.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rates to the net assets of the Fund determined at the close of each business day: 0.67% to the portion of the daily net assets not exceeding $500 million; 0.645% to the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; and 0.62% to the portion of the daily net assets in excess of $1 billion.

Morgan Stanley Financial Services Trust

Notes to Financial Statements November 30, 2006 (unaudited) continued

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the ‘‘Administrator’’), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the ‘‘Distributor’’), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the ‘‘Plan’’) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A; (ii) Class B – up to 1.0% of the average daily net assets of Class B; and (iii) Class C – up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $6,897,254 at November 30, 2006.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended November 30, 2006, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended November 30, 2006, it received contingent deferred sales charges from certain redemptions of the Fund’s Class B shares and Class C shares of $60,319 and $118, respectively and received $9,034 in front-end sales charges from sales of the Fund’s Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended November 30, 2006 aggregated $28,158,553 and $51,787,808, respectively. Included in the aforementioned are purchases with other Morgan Stanley funds of $736,000.

Morgan Stanley Financial Services Trust

Notes to Financial Statements November 30, 2006 (unaudited) continued

For the six months ended November 30, 2006, the Fund incurred brokerage commissions of $9,462, with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund’s transfer agent.

At November 30, 2006, Morgan Stanley Multi-Asset Class Fund, an affiliate of the Investment Adviser, Administrator and Distributor, held 92,889 Class D shares of beneficial interest of the Fund.

The Fund has an unfunded Deferred Compensation Plan (the ‘‘Compensation Plan’’) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5.   Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

Morgan Stanley Financial Services Trust

Notes to Financial Statements November 30, 2006 (unaudited) continued

6.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED NOVEMBER 30, 2006		FOR THE YEAR ENDED MAY 31, 2006
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	77,713	$1,143,667	118,283	$1,687,353
Conversion from Class B	533,521	7,584,593	1,724,154	24,523,755
Reinvestment of dividends and distributions	—	—	772,456	10,497,680
Redeemed	(792,778)	(11,412,693)	(1,795,150)	(25,715,169)
Net increase (decrease) – Class A	(181,544)	(2,684,433)	819,743	10,993,619
CLASS B SHARES
Sold	64,478	882,828	165,777	2,218,723
Conversion to Class A	(579,782)	(7,584,593)	(1,864,006)	(24,523,755)
Reinvestment of dividends and distributions	—	—	1,045,024	13,135,947
Redeemed	(781,487)	(10,276,952)	(3,089,347)	(40,969,318)
Net decrease – Class B	(1,296,791)	(16,978,717)	(3,742,552)	(50,138,403)
CLASS C SHARES
Sold	10,296	139,791	28,642	378,992
Reinvestment of dividends and distributions	—	—	98,428	1,242,162
Redeemed	(112,457)	(1,490,060)	(226,941)	(3,009,862)
Net decrease – Class C	(102,161)	(1,350,269)	(99,871)	(1,388,708)
CLASS D SHARES
Sold	107,998	1,631,117	4,843	70,820
Reinvestment of dividends and distributions	—	—	132,155	1,823,745
Redeemed	(308,018)	(4,581,325)	(1,192,185)	(16,910,476)
Net decrease – Class D	(200,020)	(2,950,208)	(1,055,187)	(15,015,911)
Net decrease in Fund	(1,780,516)	$(23,963,627)	(4,077,867)	$(55,549,403)

7.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These ‘‘book/tax’’ differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley Financial Services Trust

Notes to Financial Statements November 30, 2006 (unaudited) continued

As of May 31, 2006, the Fund had temporary book/tax differences primarily attributable to post-October losses (foreign currency losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund’s next taxable year) and capital loss deferrals on wash sales.

8.   Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

9.   New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund will adopt FIN 48 for the fiscal year ending 2008 and the impact to the Fund’s financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund’s financial statement disclosures.

Morgan Stanley Financial Services Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED NOVEMBER 30, 2006		FOR THE YEAR ENDED MAY 31,
			2006	2005	2004	2003	2002
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$13.83		$14.00	$14.88	$13.03	$13.93	$13.64
Income (loss) from investment operations:
Net investment income‡	0.04		0.18	0.14	0.09	0.07	0.01
Net realized and unrealized gain (loss)	1.72		1.86	0.62	1.94	(0.96)	0.34
Total income (loss) from investment operations	1.76		2.04	0.76	2.03	(0.89)	0.35
Less dividends and distributions from:
Net investment income	—		(0.15)	—	—	—	—
Net realized gain	—		(2.06)	(1.64)	(0.18)	(0.01)	(0.06)
Total dividends and distributions	—		(2.21)	(1.64)	(0.18)	(0.01)	(0.06)
Net asset value, end of period	$15.59		$13.83	$14.00	$14.88	$13.03	$13.93
Total Return†	12.73	% (1)	14.89%	4.73%	15.64%	(6.39)%	2.60%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.34	% (2)	1.30%	1.27%	1.22%	1.23%	1.17%
Net investment income	0.52	% (2)	1.24%	0.99%	0.62%	0.55%	0.07%
Supplemental Data:
Net assets, end of period, in thousands	$96,215		$87,882	$77,488	$6,725	$6,264	$7,247
Portfolio turnover rate	17	% (1)	51%	58%	99%	158%	176%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Financial Services Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED NOVEMBER 30, 2006		FOR THE YEAR ENDED MAY 31,
			2006	2005	2004	2003	2002
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$12.75		$13.02	$14.04	$12.40	$13.35	$13.19
Income (loss) from investment operations:
Net investment income (loss)‡	(0.02)		0.06	0.03	(0.02)	(0.02)	(0.09)
Net realized and unrealized gain (loss)	1.59		1.73	0.59	1.84	(0.92)	0.31
Total income (loss) from investment operations	1.57		1.79	0.62	1.82	(0.94)	0.22
Less distributions from net realized gain	—		(2.06)	(1.64)	(0.18)	(0.01)	(0.06)
Net asset value, end of period	$14.32		$12.75	$13.02	$14.04	$12.40	$13.35
Total Return†	12.31	%(1)	14.01%	3.91%	14.82%	(7.04)%	1.70%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	2.09	%(2)	2.06%	2.02%	1.98%	1.99%	1.93%
Net investment income (loss)	(0.23)	% (2)	0.48%	0.23%	(0.14)%	(0.21)%	(0.69)%
Supplemental Data:
Net assets, end of period, in thousands	$63,169		$72,796	$123,043	$263,666	$286,304	$414,670
Portfolio turnover rate	17	%(1)	51%	58%	99%	158%	176%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Financial Services Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED NOVEMBER 30, 2006		FOR THE YEAR ENDED MAY 31,
			2006	2005	2004	2003	2002
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$12.80		$13.06	$14.07	$12.42	$13.36	$13.19
Income (loss) from investment operations:
Net investment income (loss)‡	(0.02)		0.07	0.04	(0.02)	(0.01)	(0.08)
Net realized and unrealized gain (loss)	1.59		1.73	0.59	1.85	(0.92)	0.31
Total income (loss) from investment operations	1.57		1.80	0.63	1.83	(0.93)	0.23
Less distributions from net realized gain	—		(2.06)	(1.64)	(0.18)	(0.01)	(0.06)
Net asset value, end of period	$14.37		$12.80	$13.06	$14.07	$12.42	$13.36
Total Return†	12.27	%(1)	14.04%	3.97%	14.88%	(6.96)%	1.78%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	2.09	%(2)	2.05%	1.94%	1.96%	1.88%	1.84%
Net investment income (loss)	(0.23)	% (2)	0.49%	0.31%	(0.12)%	(0.10)%	(0.60)%
Supplemental Data:
Net assets, end of period, in thousands	$7,546		$8,028	$9,496	$11,944	$11,175	$13,442
Portfolio turnover rate	17	%(1)	51%	58%	99%	158%	176%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Financial Services Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED NOVEMBER 30, 2006		FOR THE YEAR ENDED MAY 31,
			2006	2005	2004	2003	2002
	(unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$14.06		$14.17	$15.01	$13.11	$13.98	$13.66
Income (loss) from investment operations:
Net investment income‡	0.06		0.22	0.18	0.13	0.10	0.04
Net realized and unrealized gain (loss)	1.74		1.89	0.62	1.95	(0.96)	0.34
Total income (loss) from investment operations	1.80		2.11	0.80	2.08	(0.86)	0.38
Less dividends and distributions from:
Net investment income	—		(0.16)	—	—	—	—
Net realized gain	—		(2.06)	(1.64)	(0.18)	(0.01)	(0.06)
Total dividends and distributions	—		(2.22)	(1.64)	(0.18)	(0.01)	(0.06)
Net asset value, end of period	$15.86		$14.06	$14.17	$15.01	$13.11	$13.98
Total Return†	12.80	%(1)	15.20%	4.97%	15.93%	(6.15)%	2.82%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.09	%(2)	1.06%	1.02%	0.98%	0.99%	0.93%
Net investment income	0.77	%(2)	1.48%	1.25%	0.86%	0.79%	0.31%
Supplemental Data:
Net assets, end of period, in thousands	$5,662		$7,828	$22,848	$31,046	$37,032	$34,086
Portfolio turnover rate	17	% (1)	51%	58%	99%	158%	176%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Financial Services Trust

Results of Special Shareholder Meeting  (unaudited)

On August 1, 2006, a Special Meeting of Shareholders of the Fund was scheduled in order to vote on the proposals set forth below. The proposals failed to obtain the necessary quorum in order to hold the meeting, and, therefore, the meeting was adjourned until August 23, 2006, and later further adjourned to September 27, 2006, to permit further solicitation of proxies. The meeting was held on September 27, 2006, and the voting results with respect to these proposals were as follows:

1.    Election of Trustees:

	For	Withhold	Abstain	BNV*
Frank L. Bowman	6,632,420	267,962	0	0
Kathleen A. Dennis	6,635,187	265,195	0	0
James F. Higgins	6,624,234	276,148	0	0
Joseph J. Kearns	6,626,221	274,161	0	0
Michael F. Klein	6,629,021	271,361	0	0
W. Allen Reed	6,621,643	278,739	0	0
Fergus Reid	6,624,126	276,256	0	0

The following Trustees were not standing for reelection at this meeting: Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Dr. Manuel H. Johnson and Michael E. Nugent.

2.    Elimination of certain fundamental investment restrictions:

	For	Against	Abstain	BNV*
Elimination of the fundamental policy restricting the Fund’s ability to pledge assets	5,420,595	282,696	213,975	983,116
Elimination of the fundamental policy restricting purchases of securities on margin	5,402,886	290,828	223,552	983,116
Elimination of the fundamental policy prohibiting investments in oil, gas, and other types of minerals or mineral leases	5,424,438	262,630	230,198	983,116
Elimination of the fundamental policy prohibiting investments for purposes of exercising control	5,431,787	271,737	213,742	983,116

3.    Modify certain fundamental investment restrictions:

	For	Against	Abstain	BNV*
Modify fundamental policy regarding borrowing money	5,402,461	287,060	227,745	983,116
Modify fundamental policy regarding loans	5,406,437	287,957	222,872	983,116
Modify fundamental policy regarding investment in commodities, commodity contracts and futures contracts	5,409,906	288,027	219,333	983,116
Modify fundamental policy regarding issuance of senior securities	5,429,926	262,713	224,627	983,116

Morgan Stanley Financial Services Trust

Results of Special Shareholder Meeting  (unaudited) continued

4.    Reclassify certain fundamental policies as non-fundamental policies:

	For	Against	Abstain	BNV*
Reclassification as non-fundamental the fundamental policy regarding the short sale of securities	5,405,170	287,774	224,322	983,116

5.    Change the Fund’s classification from a diversified fund to a non-diversified fund:

	For	Against	Abstain	BNV*
Change the Fund’s classification from a diversified fund to a non-diversified fund	5,399,237	303,060	214,969	983,116

*	Broker ‘‘non-votes’’ are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.

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Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Adviser

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.

© 2006 Morgan Stanley

FSVSANRA07-00036P-Y11/06	MORGAN STANLEY FUNDS
Morgan Stanley Financial Services Trust Semiannual Report November 30, 2006

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                       2

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Financial Services Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 18, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 18, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 18, 2007

                                       3

                                                                   EXHIBIT 12 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Financial
     Services Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       4

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: January 18, 2007

                                                     /s/ Ronald E. Robison
                                                     Ronald E. Robison
                                                     Principal Executive Officer

                                       5

                                                                   EXHIBIT 12 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Financial
     Services Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       6

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: January 18, 2007
                                                  /s/ Francis Smith
                                                  Francis Smith
                                                  Principal Financial  Officer

                                       7

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Financial Services Trust

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended November 30, 2006 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date:    January 18, 2007                        /s/ Ronald E. Robison
                                                 ---------------------------
                                                 Ronald E. Robison
                                                 Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Financial Services Trust and will be retained by
Morgan Stanley Financial Services Trust and furnished to the Securities and
Exchange Commission or its staff upon request.

                                       8

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Financial Services Trust

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended November 30, 2006 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: January 18, 2007                      /s/ Francis Smith
                                            ---------------------------
                                            Francis Smith
                                            Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Financial Services Trust and will be retained by
Morgan Stanley Financial Services Trust and furnished to the Securities and
Exchange Commission or its staff upon request.

                                       9